Cover	Feb. 15, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 15, 2022
Entity File Number	000-56145
Entity Registrant Name	Vicapsys Life Sciences, Inc.
Entity Central Index Key	0001468639
Entity Tax Identification Number	91-1930691
Entity Incorporation, State or Country Code	FL
Entity Address, Address Line One	7778 Mcginnis Ferry Rd. #270
Entity Address, City or Town	Suwanee
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30024
City Area Code	(972)
Local Phone Number	891-8033
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false